Commitments and Contingencies - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 07, 2014 Internal Revenue Service (IRS) [Member]	Jan. 09, 2014 Subsequent Event [Member] Internal Revenue Service (IRS) [Member]	Dec. 31, 2013 Franchise Agreements [Member]
Commitments And Contingencies [Line Items]
Insurance proceeds receivable			$ 400,000	$ 900,000
Loss related to property damage	(1,125,000)	(1,254,000)	(468,000)	5,279,000	(2,367,000)
Notice of taxable adjustment from IRS						158,000,000	158,000,000
Purchase commitments	22,000,000		53,900,000
Outstanding commitments owed to various franchisees	1,600,000							500,000
Operating Loss Carryforwards			$ 318,100,000	$ 586,500,000		$ 89,000,000
Tax rate impose on REIT, federal and state tax authorities						100.00%